Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Schedule of shares distributed

		Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95	-	-	305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96	-	-	288,188,691	36.15
ADR	(i)	-	-	42,869,320	12.42	-	-	42,869,320	5.38
Other		12,907,077	2.86	146,581,427	42.48	478,790	100.00	159,967,294	20.07
Total		451,668,652	100.00	344,394,984	99.81	478,790	100.00	796,542,426	99.92
Treasury shares		-	-	665,408	0.19	-	-	665,408	0.08
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depository Receipt ("ADR") on the New York Stock Exchange – NYSE (USA).

Schedule of Changes in shares during the year

		Amount of shares
	Note	2020	Changes	2021	Changes	2022
Outstanding shares
Commom shares		451,668,652	-	451,668,652	-	451,668,652
Preferred Class A	28.4	343,824,794	333,432	344,158,226	236,758	344,394,984
Preferred Class B		500,230	(21,440)	478,790	-	478,790
		795,993,676	311,992	796,305,668	236,758	796,542,426

Treasury shares
Preferred Class A	28.4	1,224,878	(322,712)	902,166	(236,758)	665,408

Total		797,218,554	(10,720)	797,207,834	-	797,207,834

Schedule of Accumulated losses

2022

Loss for the year of the Company's shareholders	(335,677)
Amounts posted directly to the Retained Earnings account:
SUDENE tax incentive supplement	(108,975)
Comprehensive income	26,883
Other	475
(417,294)
Loss absorption using profit reserve:
Profit reserves - Retention of profits	417,294
417,294